Contingencies and Commitments - Summary of Blank Check And Assets Provided As Collaterals Or Pledges To Financial Institutions By The Company Explanatory (Details) - 12 months ended Dec. 31, 2024
JD in Thousands, $ in Thousands, ₩ in Millions
		USD ($)	KRW (₩)	JOD (JD)
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Mira Power Limited
Name of Guarantee		International Finance Corporation and others
Value of collateral | $		$ 264,800
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Tamra Offshore Wind Power Co., Ltd.
Name of Guarantee		Kyobo Life Insurance Co., Ltd. and others
Value of collateral			₩ 171,600
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeonggi Green Energy Co., Ltd.
Name of Guarantee		Korea Development Bank and others
Value of collateral			327,080
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Commerce and Industry Energy Co., Ltd.
Name of Guarantee		IBK and others
Value of collateral			110,500
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Jeongam Wind Power Co., Ltd.
Name of Guarantee		KDB Capital Corporation and others
Value of collateral			230,716
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeongju Wind Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral			68,400
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea Offshore Wind Power Co., Ltd.
Name of Guarantee		Woori Bank and others
Value of collateral			159,000
Description of assets pledged as collateral description	[1],[2]	Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Qatrana Electric Power Company
Name of Guarantee		The Islamic Development Bank and others
Value of collateral | JD				JD 136,623
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KST Electric Power Company, S.A.P.I. de C.V.
Name of Guarantee		Export–Import Bank of Korea and others
Value of collateral | $		$ 401,277
Description of assets pledged as collateral description	[1]	Collateral for debt securities
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Incheon Fuel Cell Co., Ltd.
Name of Guarantee		Kookmin Bank and others
Value of collateral			276,960
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		K-SOLAR SHINAN Co., Ltd.
Name of Guarantee		Kyobo Life Insurance Co., Ltd. and others
Value of collateral			329,736
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KOSPO Youngnam Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral			744,120
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Jeju Hanlim Offshore Wind Co., Ltd.
Name of Guarantee		Kookmin Bank and others
Value of collateral			11,932
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Western Power Changgi Solar Co., Ltd.
Name of Guarantee		Samsung Life Insurance and others
Value of collateral			54,000
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Trade receivable and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		J Wind First, LLC
Name of Guarantee		Woori Bank
Value of collateral			55,000
Description of assets pledged as collateral description	[1],[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Yeongdeok Sunrise Wind Power Co., Ltd.
Name of Guarantee		Korea Development Bank and others
Value of collateral			₩ 96,240
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Trade receivable and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Mangilao Intermediate Holdings LLC
Name of Guarantee		Mizuho Bank
Value of collateral | $		$ 86,132
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Chitose Solar Power Plant LLC
Name of Guarantee		Korea Development Bank
Value of collateral | $		$ 137,656
Description of assets pledged as collateral description	[1],[2]	Collateral for borrowings

[1]	This is based on the amount of loan commitment limit.
[2]	As of December 31, 2024, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.